Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2017 and 2018, are analyzed as follows:

Vessel (Borrower)	December 31, 2017	December 31, 2018
(a) Northsea Alpha (Secondone)	$4,348	$4,055
(a) Northsea Beta (Thirdone)	4,348	4,055
(b) Pyxis Malou (Fourthone)	18,210	11,190
(c) Pyxis Delta (Sixthone)	7,087	5,400
(c) Pyxis Theta (Seventhone)	15,975	14,722
(d) Pyxis Epsilon (Eighthone)	16,900	24,000
Total	$66,868	$63,422

Current portion	$7,440	$4,503
Less: Current portion of deferred financing costs	(136)	(170)
Current portion of long-term debt, net of deferred financing costs, current	$7,304	$4,333

Long-term portion	$59,428	$58,919
Less: Non-current portion of deferred financing costs	(302)	(790)
Long-term debt, net of current portion and deferred financing costs, non-current	$59,126	$58,129

(a)	On September 26, 2007, Secondone and Thirdone jointly entered into a loan agreement with a financial institution for an amount of up to $24,560, in order to partly finance the acquisition cost of the vessels Northsea Alpha and Northsea Beta.

(b)	Based on a loan agreement concluded on December 12, 2008, Fourthone borrowed $41,600 in February 2009 in order to partly finance the acquisition cost of the Pyxis Malou.

Schedule of Principal Payments

Assuming no principal repayments under the new loan of Eighthone discussed above, the annual principal payments required to be made after December 31, 2018, are as follows:

To December 31,	Amount
2019	$4,503
2020	4,693
2021	4,813
2022	14,643
2023	34,770
2024 and thereafter	-
Total	$63,422

Total interest expense on long-term debt for the years ended December 31, 2016, 2017 and 2018, amounted to $2,577, $2,674 and $3,835, respectively, and is included in Interest and finance costs, net (Note 12) in the accompanying consolidated statements of comprehensive loss. The Company’s weighted average interest rate (including the margin) for the years ended December 31, 2016, 2017 and 2018, was 3.27%, 3.74% and 6.00% per annum, including the promissory note discussed in Note 3, respectively.